Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Accounts Receivables and Unbilled Revenue (Details) - USD ($)
$ in Thousands
	Sep. 30, 2024	Dec. 31, 2023
Contract Assets [Abstract]
Billed services (accounts receivable)	$ 1,431,581	$ 1,821,855
Allowance for credit losses	(35,501)	(31,533)
Accounts receivable (net)	1,396,080	1,790,322
Unbilled services (unbilled revenue)	1,361,198	951,936
Accounts receivable and unbilled revenue, net	$ 2,757,278	$ 2,742,258